Cover	Feb. 19, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 19, 2020
Entity Registrant Name	NOBLE CORPORATION plc
Entity Central Index Key	0001458891
Amendment Flag	false
Entity Incorporation, State or Country Code	X0
Entity File Number	001-36211
Entity Tax Identification Number	98-0619597
Entity Address, Address Line One	10 Brook Street,
Entity Address, City or Town	London,
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S1BG
Country Region	+44
City Area Code	20
Local Phone Number	3300 2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares, Nominal Value $0.01 per Share
Trading Symbol	NE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false